Defined Benefit Plans (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Expected rate of salary increase	2.60%	3.10%
Discount rate	2.60%	3.80%
Expected rate of return on plan assets	4.00%	5.10%